Fair value measurement	12 Months Ended
Dec. 31, 2025
Fair value measurement
Fair value measurement

30.   Fair value measurement

Fair value of assets and liabilities that are measured at fair value

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities that are carried at fair value in the statement of financial position:

	December 31, 2025
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Property, plant and equipment (Note 8):
Property, plant and equipment	44,169	—	44,169	—
Other financial assets (Note 9):
Equity securities	1,647	1,647	—	—
Financial investments	20,174	—	9,074	11,100
Non-hedging derivative financial assets	16,372	—	—	16,372
Other financial instruments (Note 21):
Hedging derivative financial liabilities	(8,953)	—	—	(8,953)
Non-hedging derivative financial liabilities	(39,239)	—	—	(39,239)
Other liabilities (Note 23):
Contingent consideration in a business combination	(3,136)	—	—	(3,136)

	December 31, 2024
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Property, plant and equipment (Note 8):
Property, plant and equipment	21,058	—	21,058	—
Other financial assets (Note 9):
Equity securities	1,815	1,815	—	—
Financial investments	5,500	—	—	5,500
Other financial instruments (Note 21):
Derivative financial assets - PPA	23,649	—	23,649	—
Derivative financial liabilities - PPA	(1,045)	—	(1,045)	—
Other liabilities (Note 23):
Contingent consideration in a business combination	(3,338)	—	—	(3,338)

During the period, the Company recorded transfers from Level 2 to Level 3 for some of its derivative instruments. These transfers resulted from a reassessment of the valuation inputs, where certain inputs previously considered observable were determined to be unobservable, requiring classification within Level 3.

A reconciliation of the beginning and ending balances of all liabilities at fair value on recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2025, presented as follows:

	Derivatives	Contingent consideration	Total
Fair value at December 31, 2022	—	(5,838)	(5,838)
Changes in fair value through profit or loss	26,684	(717)	25,967
Payments	—	4,823	4,823
Fair value at December 31, 2023	26,684	(1,732)	24,952
Changes in fair value through profit or loss	(3,035)	(5,467)	(8,502)
Payments	—	3,861	3,861
Fair value at December 31, 2024	23,649	(3,338)	20,311
Changes in fair value through profit or loss	(46,516)	(2,331)	(48,847)
Payments	—	2,533	2,533
Fair value at December 31, 2025	(22,867)	(3,136)	(26,003)